LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Long-term debt
Total debt payable	$ 750.0
2030 and thereafter
Long-term debt
Total debt payable	$ 750.0